Segment, Product and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment, Product and Geographic Information
Schedule of segment reporting

The Company has two operating segments: Driver IC and Non-driver Products. The Driver IC segment generally is engaged in the design, research, development and sale of displays driver for large-sized TFT-LCD panels, which are used in televisions and desktop monitors, and displays driver for small and medium-sized TFT-LCD panels, which are used in mobile handsets and consumer electronics products. The Non-driver segment primarily is engaged in the design, research, manufacturing and sale of non-driver products, such as timing controllers, 3D Sensing Solution, LCOS, CMOS Image Sensors and WLO.

	Year Ended December 31, 2018
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Segment revenues	$586,258	137,347	723,605
Segment operating income (loss)	$56,023	(52,638)	3,385
Non operating income, net			3,635
Consolidated profits before income taxes			$7,020
Significant noncash items:
Share-based compensation	$189	219	408
Depreciation and amortization	$3,248	17,079	20,327

	Year Ended December 31, 2019
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Segment revenues	$544,727	127,108	671,835
Segment operating income (loss)	$29,070	(47,377)	(18,307)
Non operating income, net			2,539
Consolidated loss before income taxes			$(15,768)
Significant noncash items:
Share-based compensation	$221	236	457
Depreciation and amortization	$5,511	18,888	24,399

	Year Ended December 31, 2020
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Segment revenues	$756,522	130,760	887,282
Segment operating income (loss)	$98,687	(40,761)	57,926
Non operating loss, net			(1,054)
Consolidated profit before income taxes			$56,872
Significant noncash items:
Share-based compensation	$481	282	763
Depreciation and amortization	$5,959	17,637	23,596

Schedule of segment revenues in geographic region

The following tables summarize information pertaining to the segment revenues from customers in different geographic region (based on customer’s headquarter location):

	For the year ended December 31, 2018
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

China	$419,249	61,143	480,392
Taiwan	136,526	31,596	168,122
Other Asia Pacific (Philippines, Korea and Japan)	30,483	41,811	72,294
Europe and America	-	2,797	2,797
	$586,258	137,347	723,605

	For the year ended December 31, 2019
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

China	$421,729	50,643	472,372
Taiwan	90,971	38,286	129,257
Other Asia Pacific (Philippines, Korea and Japan)	31,861	36,918	68,779
Europe and America	166	1,261	1,427
	$544,727	127,108	671,835

	For the year ended December 31, 2020
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

China	$643,527	63,475	707,002
Taiwan	88,001	35,179	123,180
Other Asia Pacific (Philippines, Korea and Japan)	24,964	31,231	56,195
Europe and America	30	875	905
	$756,522	130,760	887,282

Schedule of segment revenues from major product lines

The following tables summarize information pertaining to the segment revenues from major product lines:

	For the year ended December 31, 2018
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Display drivers for large-sized applications	$260,540	-	260,540
Display drivers for small and medium-sized applications	325,718	-	325,718
Non-driver products	-	137,347	137,347
	$586,258	137,347	723,605

	For the year ended December 31, 2019
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)
Display drivers for large-sized applications	$237,276	-	237,276
Display drivers for small and medium-sized applications	307,451	-	307,451
Non-driver products	-	127,108	127,108
	$544,727	127,108	671,835

	For the year ended December 31, 2020
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Display drivers for large-sized applications	$240,789	-	240,789
Display drivers for small and medium-sized applications	515,733	-	515,733
Non-driver products	-	130,760	130,760
	$756,522	130,760	887,282

Schedule of carrying values of company's tangible long-lived assets

The carrying  values of the Company’s property, plant and equipment are located in the following countries:

	December 31,	December 31,
	2019	2020
	(in thousands)
Taiwan	$136,986	128,941
U.S.	730	1,413
China	803	878
Korea	95	524
Israel	265	167
Japan	59	151
	$138,938	132,074

Schedule of revenues from significant customers

Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Driver IC segment:
Customer A and its affiliates	$178,907	182,442	264,700
Customer B and its affiliates	87,927	56,260	54,439
Customer C	38,678	33,318	109,911
	$305,512	272,020	429,050
Non-driver products segment:
Customer A and its affiliates	$24,088	15,988	24,963
Customer B and its affiliates	2,917	3,521	3,906
Customer C	2,927	4,313	2,593
	$29,932	23,822	31,462

Schedule of accounts receivable from significant customers

Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective dates, is summarized as follows:

	December 31,	December 31,
	2019	2020
	(in thousands)
Customer A and its affiliates	$62,136	88,353
Customer B and its affiliates	13,086	19,879
Customer C	9,580	33,171
	$84,802	141,403

Schedule of contract liabilities in relation to revenue from contracts with customers

The Company has recognized the following contract liabilities in relation to revenue from contracts with customers:

	December 31,	December 31,
	2019	2020
	(in thousands)
Contract liabilities	$1,902	6,622